As filed with the Securities and Exchange Commission on October 17, 1997


Registration No.   [                  ]


	U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

	FORM N-14

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[    ] Pre-Effective Amendment No.
[  ] Post-Effective Amendment No.


	SMITH BARNEY MONEY FUNDS, INC.
(Exact name of Registrant as specified in the Articles of Incorporation)

	Area Code and Telephone Number:  (800) 224-7523
	388 Greenwich Street, New York, New York 10013
	(Address of principal executive offices)   (Zip Code)

	Christina T. Sydor, Esq.
	Smith Barney Inc.
	388 Greenwich Street New York, New York 10013 (22nd floor) (Name and address of agent for service)

	copy to:

John E. Baumgardner, Jr., Esq.
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith. Registrant's Rule 24f-2 Notice for the fiscal period ended December 31, 1996 was filed with the Securities and Exchange Commission on February 18, 1997.

It is proposed that this filing become effective:

XXX 30 days after filing pursuant to Rule 488(a) of the Securities Act of 1933, as amended.









	SMITH BARNEY MONEY FUNDS, INC.

	CONTENTS OF
	REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

	Front Cover

	Contents Page

	Cross-Reference Sheet

	Letter to Shareholders

	Notice of Special Meeting

	Instructions for Signing Proxy Cards

	Part A - Prospectus/Proxy Statement

	Part B - Statement of Additional Information

	Part C - Other Information

	Signature Page

	Exhibits



	SMITH BARNEY MONEY FUNDS, INC.

	FORM N-14 CROSS REFERENCE SHEET
	Pursuant to Rule 481(a) Under the Securities Act of 1933

						Prospectus/Proxy
Part A Item No. and Caption			Statement Caption

Item 1.	Beginning of Registration		Cover Page; Cross  Reference
	Statement and Outside Front		Sheet
	Cover Page of Prospectus

Item 2.	Beginning and Outside Back		Table of Contents
	Cover Page of Prospectus

Item 3.	Fee Table, Synopsis Information and	Fee Table; Summary;
Risk Factors; Comparison of
	Risk Factors				Investment Objectives and
						Policies

Item 4.	Information About the Transaction	Summary: Reasons for
the Reorganization;
						Information about the
						Reorganization;
						Information on Shareholders'
						Rights;
						Exhibit A (Agreement and Plan of
						Reorganization)

Item 5.	Information About the Registrant		Cover Page; Summary;
						Information about
						the Reorganization; Comparison of
						Investment
						Objectives and Policies;
						Information on Shareholders'
						Rights; Additional Information
						about the Acquired Fund 	and
						the Acquiring Fund

Item 6.	Information About the			Summary; Information
About the Company Being Acquired		Reorganization; Comparison of
						Investment
						Objectives and  Policies;
						Information on Shareholder's
						Rights; Additional Information
						about the Acquired Fund 	and
						the Acquiring Fund

Item 7.	Voting Information			Summary; Information
About the Reorganization;
						Information on Shareholders'
						Rights; Voting Information

Item 8.	Interest of Certain Persons		Financial Statements
and Experts; 					Validity of Shares
						and Experts

Item 9.	Additional Information			Not Applicable
	Required for Reoffering By
	Persons Deemed to be Underwriters

Part B Item No. and Caption			Statement of Additional
						Information Caption

Item 10.	Cover Page					Cover Page

Item 11.	Table of Contents 				Cover Page

Item 12.	Additional Information			Cover Page; Statement of Additional
	About the Registrant			Information of Smith
						Barney Money Funds, Inc.
						dated April 30, 1997

Item 13	Additional Information 			Cover Page; Statement of Additional
	About the Company Being		Information of  Common Sense Trust
	Acquired					dated March 10, 1997

Item 14.	Financial Statements				Cover Page;
Annual Report and Semi-Annual
							Report of Smith Barney Money
							Funds, Inc.
							dated December 31, 1996 and
							June 30, 1997,
							respectively, and Annual
							Report and Semi-
							Annual Report of Common
							Sense Trust
							dated October 31, 1996 and
							April 30, 1997,
							respectively

Part C Item No. and Caption				Other Information
Caption

Item 15.	Indemnification				Indemnification

Item 16.	Exhibits					Exhibits

Item 17.	Undertakings				Undertakings


Dear Common Sense Trust Money Market Fund Shareholder:

The enclosed materials include a combined Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it would also be helpful for you to have, at the start, answers to some of the important questions you might have about the proposed merger. We hope you find these explanations useful as you review your materials before voting. For more detailed information about the merger, please refer to the combined Prospectus/Proxy Statement.

1.	Q.	Why am I receiving this Proxy Statement?

            A. 	The Board of Trustees of the Common Sense Trust
approved the merger of the Common Sense Trust Money Market
Fund with Smith Barney Money Funds, Inc. - Cash Portfolio.
The proposed acquisition and merger into the Smith Barney
Cash Portfolio requires your approval. Please read the proxy statement carefully.

2.	Q.	Why is the merger being recommended?

            A.	The merger is being recommended to combine the assets of
the Common Sense Trust Money Market Fund with the larger assets of the Smith Barney Cash Portfolio. This merger will allow you to benefit from a larger asset base and the potential for lower expenses.

3.     	Q.	How will the proposed merger affect how my account will be
managed?

	A.	Smith Barney Cash Portfolio is managed by Smith Barney Mutual
Funds Management, Inc. an investment advisor which manages over $118 billion in assets and has been managing money since
[1968].

4.	Q.	Will my vote make a difference?

	A.	Your vote is needed to ensure that a quorum of shareholders
is represented at the shareholders' meeting so that the proposed merger can take place. We encourage all shareholders to participate in the affairs of their investments.

5.	Q.	How do the Trustees of my Fund suggest I vote?

	A.	Yes.  The Trustees have approved the merger and recommend the shareholders vote "FOR" the proposal.

6.	Q.	Who is paying for the proxy solicitation and shareholder
meeting?

	A.	Smith Barney, Inc. is paying all costs for the proxy
solicitation and shareholder meeting. Your Fund will not bear any expenses.

7.	Q.	Will the merger result in a taxable event for federal income tax reporting?

	A.	No.  This transaction, in the opinion of counsel, will be a
non-taxable event. However, you should consult your tax advisor regarding the effect, if any, of the merger.

8.	Q.	Can I continue to use my Common Sense Trust Money Market
checks after the Money Market Fund is merged into the Smith
Barney Cash Portfolio?

	A.	Yes.  You may continue to use your existing Money Market
checks. You will receive Smith Barney Cash Portfolio checks on you next reorder.

9.	Q.	How will share classes be affected by the merger?

	A.	All classes of shares will be merged into Class A shares of
the Smith Barney Cash Portfolio.

10.	Q.	Will the Money Market Fund expense ratio change?

	A.	Yes.  It is anticipated after the merger the expense ratio
will be reduced since the Fund's assets will now be part of the larger fund.

11.	Q.	Will the 12b-1 fee expense change?

	A.	The 12b-1 fee of Class A shares of the Smith Barney Cash
Portfolio is .10%. Since Class 1 and Class B shareholders will receive Class A shares of the Cash Portfolio, the 12b-1 fee will be .10%

12.	Q.	Will my account servicing features remain the same?

	A.	All shareholder services that are currently in effect will
remain the same.

13.	Q.	Will my Fund Account Number change after the merger?

	A.	All shareholders' account numbers will change.  You will
receive a confirmation statement from PFS Shareholder
Services with your new Fund Account Number after the merger has been completed.

14.	Q.	What if I redeem my Common Sense Trust Money Market Fund
shares before the merger takes place?

	A.	If you choose to redeem your shares of Common Sense Trust
Money Market Fund before the merger takes place, the redemption will be treated as a normal redemption of shares and will be a taxable transaction.

15.	Q.	How will I be notified when the Common Sense Trust Money
Market Fund is part of the Smith Barney Cash Portfolio?

	A.	You will receive special notification shortly after the Fund has been merged.

16.	Q.	Where do I mail my proxy card?

	A.	You may use the enclosed postage-paid envelope or mail your
proxy card to:
			Proxy Tabulator
			Address (need address)

17.	Q.	What if I have other questions?

	A.	We will be happy to answer your questions about this proxy
solicitation.  Please call PFS Shareholder Services at 1-800-
544-5445.  Our Representatives are available Monday through
Friday from 9:00 a.m. to 6:00 p.m., Eastern Time, to assist you.

Thank you for your investment in the Common Sense Trust Fund.



COMMON SENSE TRUST - COMMON SENSE MONEY MARKET FUND
One Parkview Plaza
Oakbrook Terrace, Illinois 60181
__________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on December 18, 1997
__________________

	Notice is hereby given that a Special Meeting of Shareholders (the
"Meeting") of Common Sense Trust - Common Sense Money Market Fund
("Common Sense Money Market Fund") will be held at One Parkview Plaza,
Oakbrook Terrace, Illinois, 60181, on December 18, 1997, commencing at [
]a.m., for the following purposes:
1. 	To consider and act upon the Agreement and Plan of
Reorganization (the "Plan") dated as of October 14, 1997,
providing for (i) the acquisition of all or substantially all of the assets of Common Sense Money Market Fund by Smith Barney
Money Funds, Inc. on behalf of its Cash Portfolio ("Cash
Portfolio") in exchange for Class A shares of Cash Portfolio and the assumption by Cash Portfolio of all stated liabilities of
Common Sense Money Market Fund; (ii) the distribution of such shares of the Cash Portfolio to shareholders of Common Sense
Money Market Fund in liquidation of Common Sense Money Market
Fund; and (iii) the subsequent termination of Common Sense Money
Market Fund.
2.	To transact such other business as may properly come before the
Meeting or any adjournment or adjournments thereof.
	The Trustees of Common Sense Money Market Fund have fixed the close of business on November 12, 1997 as the record date for the determination of shareholders of Common Sense Money Market Fund entitled to notice of and to vote at the Meeting and any adjournment or adjournments thereof.
IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO
NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE URGED TO SIGN AND RETURN
WITHOUT DELAY THE ENCLOSED PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH
REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE
MEETING.   INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXY CARDS ARE SET
FORTH ON THE FOLLOWING PAGE.
							By Order of the Board of Trustees
Ronald Nyberg
							Secretary
[          ], 1997

YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.


INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.
1.	Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the
registration on the proxy card.
3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration 							Valid Signatures

Corporate Accounts

(1)  ABC Corp. 		ABC Corp.
(2)  ABC Corp. 		John Doe, Treasurer
(3)  ABC Corp.
	c/o John Doe, Treasurer 		John Doe
(4)  ABC Corp.
	Profit Sharing Plan 		John Doe, Trustee
Trust Accounts
(1)  ABC Trust 		Jane B. Doe, Trustee
(2)  Jane B. Doe,
	Trustee u/t/d 12/28/78		Jane B. Doe
Custodial or Estate Accounts
(1)  John B. Smith,
	Cust. f/b/o John B. Smith, Jr. UGMA		John B. Smith
(2)  John B. Smith 		John B. Smith, Jr.,
Executor


PROSPECTUS/PROXY STATEMENT dated November [   ], 1997

CASH PORTFOLIO
a separate investment portfolio of
SMITH BARNEY MONEY FUNDS, INC.
388 Greenwich Street
New York, New York 10013
(800) 544-5445

COMMON SENSE MONEY MARKET FUND
a separate investment portfolio of
COMMON SENSE TRUST
One Parkview Plaza
Oakbrook Terrace, Illinois 60181
(800) 544-5445

This Prospectus/Proxy Statement is being furnished to shareholders of Common Sense Money Market Fund (the "Acquired Fund"), a separate series of Common Sense Trust (the "Trust") in connection with a proposed Agreement and Plan of Reorganization dated October 14, 1997 (the "Plan") to be submitted to shareholders of the Acquired Fund for consideration at a Special Meeting of Shareholders to be held on December 18, 1997 at [
] a.m. at One Parkview Plaza, Oakbrook Terrace, Illinois, 60181 (the "Meeting") or any adjournment or adjournments thereof.
The Plan provides for all or substantially all of the assets of the Acquired Fund to be acquired by the Cash Portfolio (the "Acquiring Fund"), a separate series of Smith Barney Money Funds, Inc. (the "Company") in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of all stated liabilities of the Acquired Fund (the Acquiring Fund and the Acquired Fund are sometimes referred to hereinafter collectively as the "Funds" and individually as a "Fund"). Upon completion of the reorganization, Class A shares of the Acquiring Fund would be distributed to shareholders of the Acquired Fund in liquidation of the Acquired Fund. As a result of the reorganization, each shareholder of the Acquired Fund would receive that number of shares of the Acquiring Fund having an aggregate value equal to the aggregate value of such shareholder's shares of the Acquired Fund. All shareholders of the Acquired Fund would receive Class A shares of the Acquiring Fund. This transaction is structured to be tax-free for Federal income tax purposes to shareholders and to both the Acquiring and Acquired Funds.
The Acquiring Fund and the Acquired Fund are both money market funds and the investment objectives of both Funds are substantially similar. The Acquiring Fund's investment objectives are maximum current income and preservation of capital. The investment objective of the Acquired Fund is protection of capital and a high level of current income. Certain differences in the investment policies of the Acquiring Fund and the Acquired Fund are described under "Comparison of Investment Objectives and Policies" in this Prospectus/Proxy Statement. Van Kampen American Capital Asset Management, Inc. ("VKAC") manages the day-to-day operations of the Acquired Fund. Smith Barney Mutual Funds Management Inc. ("SBMFM") manages the day-to-day operations of the Acquiring Fund. SBMFM is a subsidiary of Smith Barney Holdings Inc., which is a subsidiary of Travelers Group Inc.("Travelers"), a financial services holding company engaged, through its subsidiaries, principally in the business of life and property and casualty insurance services, investment services and consumer finance services.



The Acquired Fund is one of seven separate funds of the Trust (the "Common Sense Funds"). At a meeting held on September 11, 1997, the Board of Trustees of the Trust approved, subject to the approval of shareholders of the Common Sense Funds, new investment advisory agreements between the Trust and SBMFM, whereby SBMFM would become the investment manager of each of the Common Sense Funds. A meeting of shareholders of the Trust has been scheduled to be held on December 18, 1997, for the purpose of approving the new investment advisory agreements and it is anticipated that the new advisory agreements will become effective on or about December 31, 1997. A more detailed discussion of the new investment advisory agreements and SBMFM can be found under "Reasons For the Reorganization" in this Prospectus/Proxy Statement.
This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated November 16, 1997, relating to this Prospectus/Proxy Statement and the reorganization described herein, has been filed with the SEC and is
incorporated by reference into this Prospectus/Proxy Statement.   A copy
of such Statement of Additional Information is available upon request and without charge by writing to the Acquired Fund at the address listed on the cover page of this Prospectus/Proxy Statement, by contacting a Registered Representative of PFS Investments, Inc. ("PFS Investments"), or by calling (800) 544-5445. The Prospectus of the Acquiring Fund dated April 30, 1997 is incorporated by reference in its entirety and a copy is included herein.
Also accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the Plan for the proposed transaction.
The shares of the Acquiring Fund are not insured or guaranteed by the U.S. Government. There is no assurance that the Acquiring Fund will be able to maintain a stable net asset value of $1.00 per share.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS
	Page
Additional Materials		2
Fee Tables		3
Summary		6
Risk Factors		8
Reasons for the Reorganization		9
Information about the Reorganization		10
Information about the Acquiring Fund		14
Information about the Acquired Fund		17
Comparison of Investment Objectives and Policies		19
Information on Shareholders' Rights		23
Additional Information about the Trust, the Company and the Funds.		24
Other Business		24
Voting Information		25
Financial Statements and Experts		26
Validity of Shares		26
Exhibit A: Agreement and Plan of Reorganization		A-1

ADDITIONAL MATERIALS

The following additional materials, which have been incorporated by reference into the Statement of Additional Information dated November 16, 1997 relating to this Prospectus/Proxy Statement, will be sent to all shareholders requesting a copy of such Statement of Additional
Information.

1.	Statement of Additional Information of the Acquiring Fund dated
April 30, 1997.

2.	Statement of Additional Information of the Acquired Fund dated
March 10, 1997.

3.	Annual Report of the Acquiring Fund for the fiscal year ended
December 31, 1996.

4.	Annual Report of the Acquired Fund for the fiscal year ended
October 31, 1996.

5.	Semi-Annual Report of the Acquiring Fund for the six month
period ended June 30, 1997.

6. 	Semi-Annual  Report of the Acquired Fund for the six month
period ended April 30, 1997.



FEE TABLES

	The following table shows the costs and expenses of the Class 1, Class A and Class B shares of the Acquired Fund and the Class A shares of the Acquiring Fund, and the pro forma costs and expenses expected to be incurred by the Acquiring Fund after giving effect to the reorganization, each based on the maximum sales charge or maximum contingent deferred sales charge ("CDSC") that may be incurred at the time of purchase or redemption and, unless otherwise indicated, on each Fund's operating expenses for its most recent fiscal year:

Class 1 		Class A 		Class B		Class A		Pro
Shares		Shares		Shares		Shares  		Forma*
Acquired	Acquired	Acquired	Acquiring
Fund		Fund		Fund		Fund
Shareholder Transaction
Expenses
	Maximum sales charge
imposed on purchases 	None	None	None	None		None
		(as a percentage of
		offering price)
	Maximum CDSC
		(as a percentage of  None	None		5.00%	None	None
		original cost or redemption
		proceeds, whichever is lower)
Annual Fund Operating Expenses
	(as a percentage of average
	net assets)
	Management fees**	0.50%	0.50%		0.50%	0.40%	0.40%
		12b-1 fees	0.00	0.10		0.75***	0.10	0.10
		Other expenses**1.36	1.36		1.36	0.12	0.12

Total Fund Operating Expenses	1.86%	1.96%		2.61%	0.62%	0.62%
______________________

* The pro forma financial figures are intended to provide shareholders information about the continuing impact of the reorganization as if the reorganization had taken place as of December 31, 1997. Pro forma financial figures are based on estimated expenses for the fiscal year ending December 31, 1997.
** As of October 31, 1996, VKAC waived its management fees and reimbursed the Acquired Fund for certain expenses. After taking effect of the waiver and reimbursements, total fund operating expenses were 1.00%, 1.09% and 1.75% for Class 1, Class A and Class B Shares, respectively. ***Upon conversion of Class B shares of the Acquired Fund to Class A shares, such shares will no longer be subject to a distribution fee, but will be subject to a service fee of 0.10%.



Examples

	The following examples are intended to assist an investor in understanding the various costs that an investor will bear directly or indirectly. The examples assume payment of operating expenses at the levels set forth in the table above.

			1 Year	3 Years	5 Years	10 Years
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return
and (2) redemption at the end of
each time period:

Acquired Fund Class 1	$19	$58	$101	$218
Acquired Fund Class A	20 	62	106	229
Acquired Fund Class B	76	111	154	294
Acquiring Fund Class A	6	20	35 	77
Pro Forma		6	20	35	77


	The examples also provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, a fund's actual return will vary and may be greater or less than 5.00%. These examples should not be considered representations of past or future expenses and actual expenses may be greater or less than those shown.


SUMMARY
This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy
Statement, the Agreement and Plan of Reorganization, a copy of which is attached to this Prospectus/Proxy Statement as Exhibit A, the accompanying Prospectus of the Acquiring Fund dated April 30, 1997 and the Prospectus of the Acquired Fund dated March 10, 1997, as amended.
Proposed Reorganization.  The Plan provides for the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring
Fund in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of all stated liabilities of the
Acquired Fund.  The Plan also calls for the distribution of Class A shares of the Acquiring Fund to the Acquired Fund's shareholders in liquidation of the Acquired Fund.  (The foregoing proposed transaction is referred to in this Prospectus/Proxy Statement as the "Reorganization.")
As a result of the Reorganization, each shareholder of the Acquired Fund will become the owner of that number of full and fractional Class A shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the shareholder's shares of the Acquired Fund as of the close of business on the date that the Acquired Fund's assets are exchanged for shares of the Acquiring Fund.  Shareholders of the Acquired
Fund will receive Class A shares of the Acquiring Fund, whether they currently own Class 1, Class A or Class B shares of the Acquired Fund.
For the reasons set forth below under "Reasons for the
Reorganization," the Board of Trustees of the Acquired Fund, including the "Independent Trustees" (the Board members who are not "interested persons" as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")), has determined that the Reorganization would be in the best interests of the shareholders of the Acquired Fund and that the interests of the Acquired Fund's shareholders will not be diluted as a result of the transaction contemplated by the
Reorganization, and the Board therefore has submitted the Plan for approval by the Acquired Fund's shareholders.  The Board of Directors of the Acquiring Fund has reached similar conclusions with respect to the
Acquiring Fund and its shareholders, and has also approved the
Reorganization with respect to the Acquiring Fund.
Approval of the Reorganization will require the vote of a majority of the outstanding shares of the Acquired Fund at a meeting of shareholders at which a quorum is present, by the holders of shares present in person or by proxy and entitled to vote on such action.  The presence in person or by proxy of the holders of record of a majority of the shares of the capital stock of the Acquired Fund issued and outstanding and entitled to vote will constitute a quorum at the Meeting.
For purposes of voting with respect to the Reorganization, the Class 1,
Class A and Class B shares of the Acquired Fund will vote together as a single class.  See "Voting Information."
		Additionally, the Reorganization is contingent upon the
approval by shareholders of the Common Sense Funds of proposed new management agreements with SBMFM, which is discussed further under  It is anticipated that a meeting of shareholders of each of the Common Sense
Funds will be held prior to of simultaneous with the Meeting to consider the approval of such agreements.  In the event that the proposed new management agreements are not approved by shareholders of the Common
Sense Funds,  the Acquiring Fund may elect to postpone the consummation of the Reorganization until such time as satisfactory new management agreements are approved.  See "Reasons For the Reorganization" below for a discussion of the proposed new management agreements.
Tax Consequences. Prior to completion of the Reorganization, the
Acquired Fund will have received an opinion of counsel that, upon the
Reorganization and the transfer of the assets of the Acquired Fund, no gain or loss will be recognized by the Acquired Fund or its shareholders for federal income tax purposes.  The holding period and aggregate tax basis of the Acquiring Fund shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder.  In addition, the holding period and tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund as a result of the Reorganization will be the same as in the hands of the Acquired Fund
immediately prior to the Reorganization.   See "Information About the
Reorganization- Federal Income Tax Consequences."
Investment Objectives and Policies. The Acquired Fund and the
Acquiring Fund are both money market funds and have substantially similar investment objectives, policies and restrictions.  The Acquired Fund seeks protection of capital and a high level of current income for its shareholders.  The Acquiring Fund seeks maximum current income and preservation of capital.  For a discussion of the differences between the investment policies of the Acquiring Fund and the Acquired Fund, see
"Comparison of Investment Objectives and Policies."
		Fees and Expenses.		The Acquired Fund pays VKAC management fees
calculated daily and payable monthly at the following annual rates:
0.50% of the first $2 billion of the Fund's average daily net assets;
0.475% of the next $2 billion of the Fund's average daily net assets; and
0.45% of the Fund's average daily net assets over $4 billion.  The
Acquiring Fund pays SBMFM a management fee payable daily at the following annual rates:  0.45% of the first $6 billion of the Fund's net assets;
0.425% on the next $6 billion of the Fund's net assets; 0.40% of the next
$6 billion of the Fund's net assets; and 0.35% of net assets in excess of
$18 billion.
		Class A shares of both Funds and Class B shares of the Acquired
Fund are sold subject to distribution plans adopted pursuant to Rule 12b-
1 under the 1940 Act.  Under the plans applicable to each Fund's Class A shares, PFS Distributors, Inc. ("PFS") is paid a service fee calculated at the annual rate of 0.10% of the value of each Fund's average daily net assets attributable to the Class A shares.  Class B shares of the
Acquired Fund are sold subject to an annual distribution fee calculated at the annual rate of 0.75% of the Acquired Fund's assets attributable to
Class B shares.
	 	Exchange Privileges.  Shareholders of the Acquired Fund currently are entitled to exchange their shares for shares of the same class of any of the Common Sense Funds.  Shareholders of the Acquiring Fund are
entitled to exchange their shares for shares of the same class of certain funds of the Smith Barney Mutual Funds to the extent shares are offered for sale in the shareholder's state of residence. As part of the
Reorganization, each shareholder of the Acquired Fund will become the owner of Class A shares of the Acquiring Fund and will be entitled to exchange such shares for Class A shares of other Smith Barney sponsored mutual funds distributed by PFS.  Any exchange will be a taxable event for which a shareholder may have to recognize a gain or loss under federal income tax provisions.
Dividends.  The policies of each Fund with regard to dividends and distributions are substantially similar.  Each Fund declares a dividend of substantially all of its net investment income daily and pays income dividends monthly.  In determining net investment income, both Funds include interest accrued and discount earned and all short-term realized gains and losses on portfolio securities, less premium amortized and
expenses accrued.   Long-term capital gains, if any, are distributed
annually.
Unless a shareholder of either Fund has elected to receive
dividends and capital gains distributions in cash, dividends and capital gains distributions are reinvested automatically in additional shares of the respective Fund.  Acquired Fund shareholders who have elected to receive dividends and distributions in cash will continue to receive distributions in such manner from the Acquiring Fund. See "Dividends,
Automatic Reinvestment and Taxes" in the accompanying Prospectus of the
Acquiring Fund.
Purchase and Redemption Procedures.   Purchases of shares of both
Funds may be made through a Registered Representative of PFS Investments.
Class 1 shares of the Acquired Fund are sold at net asset value without a sales charge or service fee and are available only to accounts of previously established shareholders of the Trust or members of a family unit comprising husband, wife and minor children, and Class 1 shareholders of other Common Sense Funds exchanging their Class 1 shares for Class 1 shares of the Acquired Fund.  Class A shares of both Funds are sold at net asset value without a sales charge and are subject to an ongoing service fee at an annual rate of 0.10% of each Fund's average daily net assets.  Class B shares of the Acquired Fund are sold at net asset value, subject to an ongoing distribution fee at an annual rate of
0.75% and are available only through exchanges by Class B shareholders of another Common Sense Fund.  Class B shares of the Acquired Fund remain subject to the CDSC imposed by the Common Sense Fund from which a shareholder exchanged, however, upon completion of the Reorganization, shareholders of Class B shares of the Acquired Fund will receive Class A shares of the Acquiring Fund which are not subject to a CDSC.
Shares of both Funds may be redeemed by submitting a written request in proper form to PFS Shareholder Services, Inc. ("PFS
Shareholder Services"), the Acquired Fund's transfer agent and the
Acquiring Fund's sub-transfer agent.  Shareholders of either Fund may redeem their shares by faxing their redemption request to PFS Shareholder
Services, provided a signature guarantee or other documentary evidence is not required.
Shares of either Fund may be redeemed, at their respective net asset values per share next determined, without charge on any day such
Fund calculates its net asset value.  Redemption requests received prior to the close of regular trading on the New York Stock Exchange ("NYSE")
with respect to the Acquired Fund, or before 12 noon New York City time with respect to the Acquiring Fund, are priced at the net asset value per share determined on that day; otherwise, redemption requests are priced at the net asset value as next determined.  See "Redemption of Shares" in the accompanying Prospectus of the Acquiring Fund.
Shareholders' Voting Rights. Both Funds are open-end investment companies.  The Acquired Fund is a separate series of the Trust, a
Massachusetts business trust.  The Acquiring Fund is a separate series of the Company, a Maryland corporation.  As permitted by both Massachusetts and Maryland law,  neither the Trust nor the Company holds meetings of shareholders annually, and there is normally no meeting of shareholders for the purpose of electing Trustees/Directors unless and until such time as less than a majority of the Trustees/Directors holding office have been elected by shareholders.  Shareholders of the Acquired Fund may continue to redeem their shares at net asset value prior to the date of
the Reorganization.   See "Information on Shareholder Rights."
RISK FACTORS
Due to the similarities of investment objectives and policies of the Acquiring Fund and the Acquired Fund, an investment in the Acquiring
Fund does not involve investment risks that are materially different from
those involved in an investment in the Acquired Fund.   For a full
description of the risks involved in investing in the Acquiring Fund, refer to "Investment Objectives and Policies" in the accompanying
Prospectus of the Acquiring Fund.
REASONS FOR THE REORGANIZATION

The Board of Trustees of the Acquired Fund has determined that it is advantageous to combine the Acquired Fund with the Acquiring Fund. In reaching this conclusion, the Board considered a number of factors as described below.

Among the factors considered by the Board of the Acquired Fund was the proposed transaction pursuant to which VKAC and certain of its affiliates entered into an agreement with SBMFM and certain of its affiliates which provided for the sale and assignment of the current Common Sense Funds' advisory agreements from VKAC to SBMFM. As a result of such transaction, the Board of Trustees of the Trust has approved new investment management agreements with SBMFM on behalf of each of the Common Sense Funds (the "new advisory agreements") and has called a meeting of shareholders to approve the new advisory agreements. Upon completion of the transaction and shareholder approval of the new advisory agreements, the Common Sense Funds will become integrated with certain funds of the Smith Barney mutual fund family and shareholders will be able to exchange their shares for shares of other Smith Barney mutual funds distributed through PFS. The Board considered Smith Barney Inc.'s ("Smith Barney") recommendation that it was important and necessary to integrate the two fund groups and that the first step in achieving that result would be to merge the two money market funds. It was noted to the Board that, in addition to the Acquired Fund, PFS currently offers the Acquiring Fund as a money market alternative to investors purchasing Class A shares. Smith Barney indicated that, upon completion of the integration of the Common Sense Funds with the other Smith Barney funds offered through PFS and the resulting exchangeability among those funds, PFS would like to offer only one money market option to Class A shareholders. Smith Barney indicated that , since the Acquiring Fund does not offer Class B shares, shareholders of Class B shares of a Common Sense Fund wishing to exchange into a money market fund after the Reorganization will be offered Class B shares of the Smith Barney Exchange Reserve Fund. The Board was shown financial information which indicated that the total expense ratios for each of Class 1, Class A and Class B shares of the Acquired Fund was higher than the expense ratios currently in effect for Class A shares of the Acquiring Fund and higher than the pro forma expense ratio of Class A shares of the Acquiring Fund expected upon completion of the Reorganization. The financial information indicated that, as of April 30, 1997, absent the fee waiver and expense reimbursement by VKAC, total expenses for Class 1, Class A and Class B shares of the Acquired Fund were 1.82%, 1.92% and 2.60%, respectively, while total expenses of Class A shares of the Acquiring Fund as of June 30, 1997 were 0.63%. The Board was shown that, even taking effect of the fee waiver and expense reimbursement, total expense ratios of 1.00%, 1.11% and 1.77% for Class 1, Class A and Class B shares, respectively, of the Acquired Fund were higher than the expense ratios of Class A shares of the Acquiring Fund. The Board was also shown that the expected total expense ratios for Class A shares of the Acquiring Fund upon completion of the Reorganization will be approximately 0.63%.

		The Board was also shown information indicating that the yield provided by the Acquiring Fund has been higher than the yield provided by the Acquired Fund. As of August 31, 1997, the 12-month yield on Class A shares of the Acquiring Fund was 4.97%, while the 12-month yield on Class
1, Class A and Class B shares of the Acquired Fund was 4.46%, 4.39% and
3.70%, respectively.  As of September 30, 1997, the 7-day yield on Class
A shares of the Acquiring Fund was 5.01%, while the 7-day yield on Class
1, Class A and Class B shares of the Acquired Fund was 4.57%, 4.44% and
3.82%, respectively.
		The Board also considered (i) the fact that as a result of the Reorganization, Class B shares of the Acquired Fund would no longer be subject to a CDSC or distribution fee, (ii) the advantages of eliminating duplication inherent in marketing two funds with similar investment objectives, and (iii) the expanded exchange privileges that would be available to shareholders as a result of the integration of the two fund groups. In light of the foregoing, the Board of Trustees of the Acquired Fund, including the Independent Trustees, determined that it is in the best interests of the Acquired Fund and its shareholders to combine the Acquired Fund with the Acquiring Fund. The Board also determined that a combination of the Acquired Fund and the Acquiring Fund would not result in a dilution of the interests of the Acquired Fund's shareholders.

		In light of the foregoing, the Board of Trustees of the Acquired Fund, including the Independent Trustees, determined that it is in the best interests of the Acquired Fund and its shareholders to combine the Acquired Fund with the Acquiring Fund. The Board also determined that a combination of the Acquired Fund and the Acquiring Fund would not result in a dilution of the interests of the Acquired Fund's shareholders.
The Board of Directors of the Acquiring Fund also determined that it is advantageous to the Acquiring Fund to acquire the assets of the Acquired Fund. Among other reasons, the Board considered that: (1) the impact of the Reorganization on the current expenses of the Acquiring
Fund will be minimal, and (2) the portfolio securities will be acquired without any cost to the Acquiring Fund. Accordingly, the Board of the Acquiring Fund, including a majority of the Independent Directors, determined that the Reorganization is in the best interests of the Acquiring Fund's shareholders and that the interests of the Acquiring
Fund's shareholders will not be diluted as a result of the Reorganization.

INFORMATION ABOUT THE REORGANIZATION
Plan of Reorganization. The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto). The Plan provides that the Acquiring Fund will acquire all or substantially all of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all stated liabilities of the Acquired Fund on December 31, 1997 or such later date as may be agreed upon by the parties (the "Closing Date").
Prior to the Closing Date, the Acquired Fund will endeavor to discharge all of its known liabilities and obligations. The Acquiring Fund will not assume any liabilities or obligations other than those reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. New York City time, on the Closing Date. The Acquiring Fund will deliver to the Acquired Fund for distribution to the Acquired Fund shareholders the number of Class A shares of the Acquiring Fund, including fractional Class A shares, determined by dividing the value of the Acquired Fund's net assets attributable to each class of its shares by the net asset value of one Class A share of the Acquiring Fund. The net asset value per share will be determined by dividing assets, less liabilities, by the total number of outstanding shares and will be computed as of 12:00 noon with respect to the Acquiring Fund and as of the close of regular trading on the NYSE with respect to the Acquired Fund, both on the Closing Date. As a condition to the Closing the value of each class of shares of each Fund on the Closing Date will be $1.00 per share; accordingly, shareholders of the Acquired Fund would receive one Acquiring Fund share for each Acquired Fund share held on the Closing Date.
The Acquired Fund and the Acquiring Fund will utilize the
procedures set forth in the Prospectus of the Acquiring Fund to determine the value of their respective portfolio securities and to determine the aggregate value of each Fund's portfolio. The method of valuation employed will be consistent with the requirements set forth in the Prospectus of the Acquiring Fund, Rule 22c-1 under the 1940 Act and the interpretation of such rule by the SEC's Division of Investment Management.
 At or prior to the Closing Date, the Acquired Fund will and the Acquiring Fund may declare a dividend or dividends on their respective shares which, together with all previous such dividends, will have the effect of distributing to their respective shareholders all taxable
income for the period ending on or prior to the Closing Date.   In
addition, the Acquired Fund's dividend will include any net capital gains realized in the period ending on or prior to the Closing Date (after reductions for any capital loss carryforward).
As soon after the Closing Date as conveniently practicable, the
Acquired Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of the Acquiring Fund received by the Acquired Fund. Shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Acquired Fund's shareholders on the share records of the Acquiring Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to each of the Acquired Fund's shareholders. After such distribution and the winding up of its affairs, the Acquired Fund will be terminated as a series of the Trust. The consummation of the Reorganization is subject to the conditions
set forth in the Plan.   Notwithstanding approval of the Acquired Fund's
shareholders, the Plan may be terminated at any time at or prior to the Closing Date by (1) mutual agreement of the Company and the Trust or (2) by either party to the Plan upon a material breach by the other party of any representation, warranty or agreement contained therein.
Approval of the Reorganization will require a vote of a majority of the outstanding shares of the Acquired Fund.
Description of the Acquiring Fund 's Shares. Full and fractional shares of common stock of the Acquiring Fund will be issued to the Acquired Fund in accordance with the procedures detailed in the Plan and
as described in the Acquiring Fund's Prospectus.   Generally, the
Acquiring Fund does not issue share certificates to shareholders unless a specific request is submitted to the Acquiring Fund's transfer agent.
See "Information on Shareholders' Rights" and the Prospectus of the Acquiring Fund for additional information with respect to the shares of the Acquiring Fund.
Federal Income Tax Consequences

	The exchange of assets for shares of the Acquiring Fund is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended
(the "Code"). As a condition to the closing of the Reorganization, the Acquiring Fund and the Acquired Fund will receive an opinion from Sullivan & Worcester LLP, counsel to the Acquired Fund, substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for Federal income tax purposes, upon consummation of the Reorganization:

				(1) the transfer of all or substantially all of the
Acquired Fund's assets in exchange for the Acquiring
Fund's shares and the assumption by the Acquiring
Fund of certain scheduled liabilities of the Acquired
Fund will constitute a "reorganization" within the
meaning of Section 368(a)(1)(C) of the Code, and the
Acquiring Fund and the Acquired Fund are each a
"party to a reorganization" within the meaning of
Section 368(b) of the Code;

				(2) no gain or loss will be recognized by the
Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund's shares, and the assumption by the Acquiring Fund of certain scheduled liabilities in the Acquired Fund;

				(3) no gain or loss will be recognized by the
Acquired Fund upon the transfer of the Acquired
Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of certain scheduled liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund shares to the Acquired Fund's shareholders;

				(4) no gain or loss will be recognized by
shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Acquiring Fund shares and the assumption by the Acquiring Fund of certain scheduled liabilities of the Acquired Fund;

				(5) the aggregate tax basis of the Acquiring Fund
shares received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares surrendered in exchange therefor and, (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization), the holding period of the Acquiring Fund shares to be received by each Acquired Fund shareholder will include the period during which the shares of the Acquired Fund which are surrendered in exchange therefor were held by such shareholder;

				(6) the tax basis of the Acquired Fund's assets
acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund.

		Shareholders of the Acquired Fund should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, shareholders of the Acquired Fund should also consult their tax advisors as to state and local tax consequences, if any, of the Reorganization.
Capitalization.  The following table shows the capitalization of the Acquiring Fund and the Acquired Fund, on an unaudited basis, as of
October 10, 1997, and on a pro forma unaudited basis as of that date, giving effect to the proposed acquisition of assets at net asset value.




ACQUIRING FUND

Class A
Shares
(Unaudited)

ACQUIRED FUND

Class 1
Shares
(Unaudited)

Class A
Shares
(Unaudited)

Class B
Shares
(Unaudited)

PRO FORMA FOR
REORGANIZATION

Class A
Shares
(Unaudited)


Net assets
(millions)
$30,415.2
$53.23
$7.11
$0.30
$30,475.84


Net asset
value
 per share
1.00
1.00
1.00
1.00
1.00


Shares
outstanding
30,416,143,
034
53,196,296
7,057,536
297,558
30,476,694,424


As of October 10, 1997, there were 53,196,295.779 outstanding Class
1 shares, 7,057,536.180 outstanding Class A shares and 297,557.940 outstanding Class B shares of the Acquired Fund and 30,416,143,034.049 outstanding Class A shares of the Acquiring Fund. As of the Record Date, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding shares of the Acquired Fund. Except as set forth below, to the best knowledge of the Board of Trustees of the Acquired Fund, as of October 10, 1997, no shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act")) owned beneficially or of record 5% or more of a Class of shares of the Acquired Fund. As of October 10, 1997, the officers and Directors of the Company beneficially owned as a group less than 1% of the outstanding Class A shares of the Acquiring Fund. To the best knowledge of the Board of Directors of the Acquiring Fund, as of October 10, 1997, no shareholder or group (as that term is used in Section 13(d) of the Exchange Act) owned beneficially or of record more than 5% of the Acquiring Fund.



Name and Address
Percentage of Class
Owned of Record or
Beneficially as
of the Record Date

Upon
Consummation of
the
Reorganization


Acquired Fund Class 1

PFS Investments Inc.
  Retirement Plan Custodian
17.2%


0.00%


Acquired Fund Class B

Steven K. Broido
Pamela E. Broido
60 Old Dennett Road
Kittery, ME 03904-1017
6.4%

0.00%


Katherine Phomphakdy
Peth Phomphakdy
919 Magenta Street
San Diego, CA 92113-3540
5.4%

0.00%


Kathleen M. Preece
7818 N. 16th Lane
Phoenix, AZ 85021-7006
5.1%

0.00%


Larry R. Grieb
Pamela S. Grieb
206 Deer Run Drive
Sellersburg, IN 47172-9747
5.0%

0.00%



COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

	The following discussion comparing investment objectives, policies and restrictions of the Acquiring Fund and the Acquired Fund is based upon and qualified in its entirety by the respective discussions in the
Prospectuses of the Acquiring Fund and the Acquired Fund.  For a full discussion of the investment objectives, policies and restrictions of the Acquiring Fund, refer to the Prospectus of the Acquiring Fund, which accompanies this Prospectus/Proxy Statement, under the caption
"Investment Objectives and Policies," and for a discussion of these issues as they apply to the Acquired Fund, refer to the Prospectus of the
Acquired Fund under the captions "Goals and Investment Policies" and
"Investment Practices and Risks."
Investment Objectives.  The Acquired Fund and the Acquiring Fund
are both money market funds and have substantially similar investment objectives.  The Acquired Fund seeks protection of capital and a high level of current income.  The Acquiring Fund seeks maximum current income and preservation of capital.  There can be no assurance that either Fund will be able to achieve its investment objectives.  Both the Acquiring
Fund and the Acquired Fund's investment objectives are considered fundamental policies which cannot be changed without the affirmative vote of a majority of the outstanding voting securities, as defined in the
1940 Act, of the respective Fund, which is the lesser of: (i) 67% of the voting securities of the Fund present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of such
Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Fund.
Primary Investments.  The Acquiring Fund seeks to achieve its objectives by investing in U.S. Government obligations and related repurchase agreements, bank obligations and high quality commercial paper, corporate obligations and municipal obligations (as such instruments are described below). The Acquiring Fund's investments are limited to United States dollar-denominated instruments that have received the highest rating from (a) any two nationally recognized statistical rating organizations ("NRSRO") that have issued a rating with respect to a security or class of debt obligations of an issuer or (b)
one NRSRO, if only one NRSRO has issued a rating at the time that the
Fund acquires a security.
The Acquired Fund attempts to achieve its investment objective by investing in money market securities, including securities of the U.S.
Government, its agencies and instrumentalities, bank obligations, commercial paper and repurchase agreements secured by obligations of the
U.S. Government, its agencies and instrumentalities.  The Acquired Fund will only invest in United States dollar-denominated securities which are rated in one of the two highest rating categories for debt obligations by at least two NRSROs (or one NRSRO if the intrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the trustees.
Both Funds have adopted certain investment policies to assure that, to the extent reasonably possible, the Fund's price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis.  In order to minimize fluctuations in market price, neither Fund will purchase a security with a remaining maturity of greater than 13 months or maintain a dollar weighted average portfolio maturity in excess of 90 days.
The following is a description of the types of money market
instruments in which the Funds may invest:
U.S. Government Obligations  Both Funds may invest in U. S.
Government Obligations.  The Acquiring Fund may invest in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds) or by its agencies and instrumentalities (such as the Government National Mortgage
Association Bank for Cooperatives ("GNMA"), Federal Land Banks, Federal Intermediate Credit Banks and the Federal National Mortgage Association
("FNMA")).  Some of these securities (such as Treasury bills) are supported by the full faith and credit of the U.S. Treasury; others (such as obligations of the Federal Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obligations of the Student Loan Marketing Association) are supported only by the credit of the instrumentality. Similarly, the Acquired Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the
U.S. Government, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality.  Such agencies or instrumentalities include, but are not limited to, FNMA, GNMA, Federal Land Banks and the
Farmer's Home Administration.
Repurchase Agreements.   Both Funds may enter into repurchase
agreement transactions (which are typically the acquisition of an underlying security for a relatively short period of time (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the security at an agreed upon price and future date (normally the next business day)) with a broker/dealer or domestic bank or, in the case of the Acquiring Fund, other financial institutions, including the Fund's custodian. The Acquiring Fund, as a matter of fundamental policy, may not enter into a repurchase agreement if, as a result thereof, more than 10% of its total assets at that time would be invested in repurchase agreements maturing in more than seven days.  The
Acquired Fund has a similar fundamental restriction limiting investment in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds 10% of the market or other fair value of the Fund's total net assets.
Commercial Paper. Both Funds may invest in commercial paper.
Because the Funds are money market funds, the Board of each Fund must determine that there is limited credit risk in order for the Fund to invest in commercial paper.  The Acquiring Fund may invest in promissory notes that have received the highest rating from the requisite NRSRO for short-term debt securities or comparable unrated securities and in the commercial paper of foreign issuers.  The Acquired Fund may invest in short-term obligations of companies which at the time of investment are
(a) rated in the two highest categories by Standard & Poor's Corporation
("S&P") (A-1 and A-2) or by Moody's Investors Service, Inc. ("Moody's)
(Prime-1 and Prime-2), or (b) if not rated, are in the opinion of VKAC, of comparable quality.  The Acquired Fund's current policy is to limit investments in commercial paper to obligations rated A-1 or Prime-1.
Corporate Obligations. The Acquiring Fund may invest in obligations of corporations (1) rated AA or better by the requisite NRSRO or (2)
issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in one of the two highest rating categories for short-term debt obligations.  The Acquiring Fund may invest only in corporate obligations with remaining maturities of 13 months or less.  The Acquired
Fund does not invest in corporate obligations.
Bank Obligations.   Both Funds may invest in bank obligations. The
Acquiring Fund may invest in obligations (including certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits ("TDs"))
and securities backed by letters of credit of U.S. banks or other U.S.
financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (including obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in full by the FDIC or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of
$100 million or total assets of $l billion (as reported in its most recently published financial statements prior to the date of investment).
The Acquiring Fund intends to maintain at least 25% of its total assets in obligations of domestic and foreign banks, subject to the foregoing criteria.  The Acquiring Fund will not purchase a fixed TD with an ultimate maturity of more than six months and intends to limit its investment in fixed TDs maturing from two business days to seven calendar days to 10% of its total assets.  The Acquired Fund may invest in TDs,
CDs and bankers' acceptances of domestic banks having total assets in excess of $1 billion as of the date of their most recently published financial statements.  The Acquired Fund is also authorized to invest up to 5% of its total assets in CDs issued by domestic banks having total assets of less than $1 billion, provided that the principal amount of the
CD acquired by the Fund is insured in full by the FDIC.
		Loans of Portfolio Securities. The Acquired Fund may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that (a) immediately after any such loan, the value of the securities loaned does not exceed 10% of the total value of the
Fund's assets and (b) any securities loan is collateralized in accordance with applicable regulatory requirements.  The Acquiring Fund may not loan its portfolio securities.
		Restricted and Illiquid Securities. The Acquired Fund may invest up to 5% of its net assets in restricted securities and other illiquid assets.  Restricted securities are those that have been sold in the U.S without registration under the Securities Act of 1933, as amended (the
"1933 Act"). Excluded from this restriction, however, are any restricted securities which are eligible for resale pursuant to Rule 144A of the
1933 Act and which have been determined to be liquid by the Trustees or by VKAC pursuant to guidelines established by the Board of Trustees. The Acquiring Fund may invest up to 10% of its total assets in illiquid securities or other securities that are not readily marketable.
High Quality Municipal Obligations.   The Acquiring Fund may invest
in debt obligations of states, cities, counties, municipalities, municipal agencies and regional districts rated SP-1+ or A-1 or AA or better by S&P or MIG 2, VMIG 2 or Prime-l or Aa or better by Moody's or, if not rated, determined by SBMFM to be of comparable quality.  At certain times, supply/demand imbalances in the tax-exempt market cause municipal obligations to yield more than taxable obligations of equivalent credit quality and maturity length.  The purchase of these securities could enhance the Acquiring Fund's yield.  The Acquiring Fund will not invest more than 10% of its total assets in municipal obligations. The Acquired Fund does not invest in municipal obligations. Notwithstanding the permitted investments described above, the
Acquired Fund and the Acquiring Fund are money market funds and, as such, are subject to the requirements of Rule 2a-7 under the 1940 Act ("Rule
2a-7").  Under Rule 2a-7, money market funds (other than tax-exempt money market funds which have separate guidelines) are also required to meet certain diversification tests.  Investments in the securities of any one issuer (other than U.S. Government securities) generally may not exceed
5% of such fund's total assets.
Investment Restrictions. The Funds have adopted the following investment restrictions for the protection of shareholders.  These restrictions may not be changed without the approval of the holders of "a majority of the outstanding voting securities," as defined in the 1940
Act, of the respective Fund.
		The Acquired Fund may not:
1.	Lend money except by the purchase of bonds or other debt
obligations of types commonly offered publicly or privately and purchased by financial institutions, including investments in repurchase agreements.  The Acquired Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds 10% of the market or other fair value of its total net assets.
2.	Underwrite securities of other companies, except insofar
as the Acquired Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any
securities owned by the Fund.
3.	Lend its portfolio securities in excess of 10% of its
total assets, taken at market value, provided that any loans shall be in accordance with the guidelines established for such loans by the trustees, including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned.
4.	With respect to 75% of its assets, invest more than 5% of
its assets in the securities of any one issuer (except obligation of the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer. In compliance with Rule 2a-7, the Acquired Fund will not purchase securities, other than obligations of the U.S. Government or its agencies and instrumentalities, if, immediately after such purchase, more than
5% of the value of the Fund's total assets would be invested in securities of any one issuer.
5.	Invest more than 25% of the value of its total assets in
securities of issuers in any particular industry.  (This does not restrict the Fund from investing in obligations of the U.S.
Government and repurchase agreements secured thereby).
6.	Borrow in excess of 10% of the market or other fair value
of its total assets, or pledge its assets to an extent greater than
5% of the market or other fair value of its total assets, provided that so long as any borrowing exceeds 5% of the value of the Fund's total assets, the Fund shall not purchase portfolio securities  Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes.
7.	Make investment in real estate, commodities or commodities
contracts, or warrants.
8.	Purchase securities on margin, except that the Fund may
obtain such short-term credits as may be necessary for the
clearance of purchases and sales of securities.
9.	Invest in securities of any company if any officer or
trustee of the Trust or of VKAC owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees own more than 5% of the outstanding securities of such issuer.
10.	Invest in oil or other mineral leases, rights or
royalty contracts or exploration or development programs.
11.	Invest in companies for the purpose of acquiring
control or management thereof.
12.	Invest in the securities of other open-end investment
companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a
transaction involving no commission or profit to a sponsor of dealer (other than the customary brokers commission) or as part of a merger, consolidation or other acquisition.
13.	Purchase a restricted security or a security for which
market quotations are not readily available if as a result of such purchase more than 5% of the Fund's assets would be invested in such securities.  Illiquid securities include securities subject to legal or contractual restrictions on resale, which include
repurchase agreements which have a maturity of longer than seven days.  This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act which the trustees or VKAC under Board approved guidelines, may determine are liquid nor does it apply to other securities for which,
notwithstanding legal or contractual restrictions on resale, a liquid market exists.
14.	Invest more than 5% of its assets in companies having a
record together with predecessors, of less than three years'
continuous operation.
15.	Engage in option writing for speculative purposes or
purchase call or put options on securities if, as a result, more than 5% of the net assets of the Fund would be invested in premiums on such options.
16.	Purchase any security issued by any company deriving
more than 25% of its gross revenues from the manufacture of alcohol or tobacco.
The Acquiring Fund may not:
		1.	Borrow money except from banks for temporary purposes in
an amount up to 10% of the value of its total assets and may pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings.  The Acquiring Fund will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes.
Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.  This restriction shall not be deemed to prohibit the Fund from obtaining letters of credit solely for purposes of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and directors and officers liability insurance.
		2.	With respect to 75% of the Acquiring Fund's assets, invest
more than 5% of its assets in the securities of any one issuer, except securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities or U.S.
bank obligations.  In compliance with Rule 2a-7, the Acquiring Fund will not purchase securities, other than obligations of the U.S.
Government or its agencies and instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer.  The
Acquiring Fund's fundamental policy would give the Fund the ability to invest, with respect to 25% of the Fund's assets, more than 5%
of its assets in any one issuer only in the event that Rule 2a-7 is amended in the future.
3.	Invest less than 25% if its assets in bank obligations
(including both domestic and foreign bank obligations) and the
Acquiring Fund reserves the freedom of action to concentrate in securities issued or guaranteed as to principal and interest by the
U.S. Government, its agencies of instrumentalities.
4.	Sell securities short.
5.	Write or purchase put or call options.
6.	Purchase illiquid securities (such as repurchase
agreements with maturities in excess of seven days) or other securities that are not readily marketable if more than 10% of the total assets of the Fund would be invested in such securities.
7.	Purchase or sell real estate, real estate investment trust
securities, commodities, or oil and gas interests.
8.	Make loans to others, (except through the purchase of debt
obligations referred to under "Investment Objectives and Policies"
in the Acquiring Fund's Prospectus, except that the Fund may purchase and simultaneously resell for later delivery, obligations issued or guaranteed as to principal and interest by the U.S.
Government or its agencies or instrumentalities; provided, however, that the Fund will not enter into such a repurchase agreement if, as a result thereof, more than 10% of the Fund's total assets
(taken at current value) at that time would be subject to
repurchase agreements maturing in more than seven days.
9.	Invest in companies for the purpose of exercising control.
10.	The Acquiring Fund may not invest in securities of
other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.
INFORMATION ON SHAREHOLDERS' RIGHTS
General.  The Acquired Fund is a series of the Trust, which is organized under the laws of Massachusetts and is a business entity commonly referred to as a business trust.  The Trust is governed by its
Agreement and Declaration of Trust and its By-laws.  The Acquiring Fund is a series of the Company, a Maryland corporation governed by its
Articles of Incorporation and By-laws.
Voting Rights.  Neither the Trust nor the Company holds meetings of shareholders annually, and there normally is no meeting of shareholders for the purpose of electing trustees/directors unless and until such time as less than a majority of the trustees/directors holding office have been elected by shareholders.  A meeting of shareholders of the Company, for any purpose, must be called upon the written request of shareholders holding at least 25% of the Company's outstanding shares. A meeting of shareholders of the Acquired Fund must be called for the purpose of voting upon the removal of any trustee, upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.  On each matter submitted to a vote of the shareholders of either the Trust or the Company, each shareholder is entitled to one vote for each whole share owned and a proportionate, fractional vote for each fractional share outstanding in the shareholder's name on the respective Fund's books.  On any matter which affects only the interests of a Fund, only the holders of shares of such Fund are entitled to vote.  Similarly, holders of shares of a Fund will not be entitled to vote on matters not affecting their interests (for example, those affecting only the interest of other series of the Trust or the Company).
Trustees/Directors.  The Trust's Agreement and Declaration of Trust
provides that the term of office of any trustee shall continue until the termination of the Trust or the earlier of his or her death, resignation, retirement, bankruptcy, adjudicated incompetency or other incapacity or removal, or if not so terminated, until the election of such trustee's successor in office has become effective.  The By-laws of the Company provide that each director of the Company shall hold office until a successor is elected and qualified.  Vacancies in the Board of either the
Trust or the Company may be filled by the respective Board.  Trustees of the Trust may be removed with or without cause at any time (1) by written instrument signed by at least two-thirds of the number of trustees prior to such removal, or (2) by vote of shareholders holding not less than two-thirds of the shares of each series of the Trust then outstanding, cast in person or by proxy at any meeting called for the purpose or (3)
by a written declaration signed by shareholders of the Trust holding not less than two-thirds of the shares of each series of the Trust then outstanding and filed with the Trust's custodian.
Liquidation.   In the event of a liquidation of the Acquired Fund
or Acquiring Fund, shareholders of such liquidating Fund are entitled to receive, when and as declared by the Board, the excess of the assets belonging to such liquidating Fund over the liabilities belonging to such liquidating Fund. In such a case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares held by them and recorded in the books of the Fund. Shareholder Liability. Under Maryland law, the Company's
shareholders do not have personal liability for the Company's corporate acts and obligations.  Shares of the Acquiring Fund issued to the shareholders of the Acquired Fund in the Reorganization will be fully paid and nonassessable when issued with no personal liability attaching to the ownership thereof and transferable without restrictions and will have no preemptive or conversion rights.  Under Massachusetts law, shareholders of the Acquired Fund may, under certain circumstances, be held personally liable for the obligations of the Acquired Fund.  The
Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Acquired Fund.  The Agreement and Declaration of Trust further provides indemnification out of the property of the Trust against all loss and expense of any shareholder held personally liable for the obligations of the Trust, solely by reason of such person being a shareholder of the Trust and not because of such shareholder's acts or omissions or for some other reason.
Liability of Trustees/Directors.   The Agreement and Declaration of
Trust of the Trust and the Articles of Incorporation of the Company each provide that the Trust or the Company, as the case may be, will indemnify its trustees/directors and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Trust or Company. The Agreement and Declaration of Trust provides that such indemnification is not available where it has been determined that the trustee or officer (i) did not act in good faith in the reasonable belief that such person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.  Nothing in the
Articles of Incorporation or the By-laws of the Company protects or indemnifies a Director or officer of the Company against any liability to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.
Rights of Inspection.  Maryland law permits any shareholder of the
Acquiring Fund or any agent of such shareholder to inspect and copy during the Fund's usual business hours the Company's By-laws, minutes of shareholder proceedings, annual statements of the Company's affairs and voting trust agreements on file at its principal office.  Shareholders of the Acquired Fund have the same inspection rights as are permitted shareholders of a Massachusetts corporation under Massachusetts corporate law.  Currently, each shareholder of a Massachusetts corporation is permitted to inspect the records, accounts and books of a corporation for any legitimate business purpose.
The foregoing is only a summary of certain characteristics of the operations of the Trust and the Company.  The foregoing is not a complete
description of the documents cited.   Shareholders should refer to the
provisions of the corporate documents and state laws governing each Fund for a more thorough description.

ADDITIONAL INFORMATION ABOUT
THE ACQUIRED FUND AND THE ACQUIRING FUND
The Acquired Fund. Information about the Acquired Fund is included in its current Prospectus and Statement of Additional Information, each dated March 10, 1997, as may be amended, that have been filed with the Securities and Exchange Commission (the "SEC"), both of which are incorporated herein by reference. A copy of the Prospectus and the Statement of Additional Information is available upon request and without charge by writing the Acquired Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800 544-5445.
The Acquiring Fund. Information about the Acquiring Fund is incorporated herein by reference from its current Prospectus and Statement of Additional Information, each dated April 30, 1997, as may be amended. A copy of such Statement of Additional Information has been filed with the SEC and is available upon request and without charge by writing the Acquiring Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800 544-5445. Both the Acquiring Fund and the Acquired Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These materials can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates or on the world wide web at www.sec.gov.

OTHER BUSINESS
The Board of Trustees of the Acquired Fund does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.
VOTING INFORMATION
This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of the Acquired Fund to
be used at the Special Meeting of Shareholders to be held at   [  ] a.m.
on December 18, 1997, at One Parkview Plaza, Oakbrook Terrace, Illinois, 60181, and at any adjournment thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Acquired Fund on or about November [ ], 1997. Only shareholders of record as of the close of business on November 12, 1997 will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. For purposes of determining a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of "no" votes for purposes of obtaining the requisite approval of the Plan. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate. A shareholder who has executed a proxy may revoke it at any time before they are voted by filing with the Trust a written notice of revocation, by delivering a duly executed proxy bearing a later date or by attending the Meeting and voting in person. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Plan and the Reorganization contemplated thereby.
Approval of the Plan will require the vote of a majority of the outstanding shares of the Acquired Fund. Shareholders of the Acquired Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.
Smith Barney will use the services of First Data Investor Services,
Inc. ("First Data") to solicit proxies. Proxy solicitations will be made primarily by mail, but proxy solicitations also may be made by telephone, telegraph or personal interviews conducted by officers and employees of First Data, Smith Barney and/or PFS Shareholder Services, Inc. The aggregate cost of solicitation of the shareholders of the Acquired Fund is expected to be approximately $47,000. Expenses of the Reorganization, including the costs of the proxy solicitation and the preparation of enclosures to the Prospectus/Proxy Statement, reimbursement of expenses of forwarding solicitation material to beneficial owners of shares of the Acquired Fund and expenses incurred in connection with the preparation of this Prospectus/Proxy Statement will be borne by Smith Barney.
In the event that sufficient votes to approve the Reorganization are not received by the date of the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon a decision to adjourn the Meeting.
The votes of the shareholders of the Acquiring Fund are not being solicited by this, or any Prospectus/Proxy Statement.

FINANCIAL STATEMENTS AND EXPERTS
Ernst & Young LLP has rendered an opinion on the statements of assets and liabilities, including the schedules of investments, of the Acquired Fund as of October 31, 1996, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years in the [nine]-year period then ended. These financial statements have been incorporated by reference herein and into the Statement of Additional Information relating to this Prospectus/Proxy Statement in reliance upon the report of Ernst & Young LLP, independent auditors, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing. KPMG Peat Marwick LLP has rendered an opinion on the statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements have been incorporated by reference herein and into the Statement of Additional Information dated November 16, 1997 relating to this Prospectus/Proxy Statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.
VALIDITY OF SHARES
The validity of shares of the Acquiring Fund will be passed upon by Sullivan & Cromwell, 125 Broad Street, New York, New York, 10004. In rendering such opinion, Sullivan & Cromwell may rely on an opinion of Maryland counsel.
THE BOARD OF TRUSTEES OF THE ACQUIRED FUND, INCLUDING THE
INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.


Exhibit A
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this   th day of October, 1997, by and between SMITH BARNEY MONEY FUNDS,
INC. ("Smith Barney Money Funds"), a Maryland corporation with its principal place of business at 388 Greenwich Street, New York, New York 10013, on behalf of the CASH PORTFOLIO (the "Acquiring Fund"), and COMMON SENSE TRUST ("Common Sense Trust"), a Massachusetts business trust with its principal place of business at One Parkview Plaza, Oakbrook Terrace, Illinois, 60181, on behalf of the COMMON SENSE MONEY MARKET FUND (the "Acquired Fund"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund in exchange for Class A shares of common stock of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") and the assumption by the Acquiring Fund of certain liabilities of the Acquired Fund and the distribution, after the Closing Date herein referred to, of Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund and the liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, Smith Barney Money Funds and Common Sense Trust are
registered investment companies of the management type, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;
WHEREAS, both Smith Barney Money Funds is authorized to issue shares of common stock and Common Sense Trust is authorized to issue shares of beneficial interest;
WHEREAS, the Board of Trustees of Common Sense Trust has determined that the exchange of all or substantially all of the assets and certain of the liabilities of the Acquired Fund for Acquiring Fund Shares and the assumption of such liabilities by Smith Barney Money Funds on behalf of the Acquiring Fund is in the best interests of the Acquired Fund's shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; WHEREAS, the Board of Directors of Smith Barney Money Funds has
determined that the exchange of all or substantially all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the
covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1.	Transfer of Assets of the Acquired Fund in Exchange for the
Acquiring Fund Shares and Assumption of the Acquired Fund's
Scheduled Liabilities and Liquidation of the Acquired Fund
1.1.	Subject to the terms and conditions herein set forth and on
the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer the Acquired Fund's assets as set forth in paragraph 1.2 to Smith Barney Money Funds on behalf of the Acquiring Fund, and Smith Barney Money Funds on behalf of the Acquiring Fund agrees in exchange therefor: (i) to deliver to the
Acquired Fund the number of Class A Acquiring Fund Shares,
including fractional Class A Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets attributable to its Class 1, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) to deliver to the Acquired
Fund the number of Class A Acquiring Fund Shares, including
fractional Class A Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets attributable to Class A shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A
Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; (iii) to deliver to the Acquired
Fund the number of Class A Acquiring Fund Shares, including
fractional Class A Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets attributable to Class B shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A
Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (iii) to assume certain liabilities of the Acquired Fund, as set forth in paragraph 1.3.
Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").
1.2.	(a)	The assets of the Acquired Fund to be acquired by Smith
Barney Money Funds on behalf of the Acquiring Fund shall consist of all or substantially all of its property, including, without limitation, all cash, securities and dividends or interest
receivables which are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired
Fund on the closing date provided in paragraph 3.1 (the "Closing
Date").
(b)	The Acquired Fund has provided the Acquiring Fund with
a list of all of the Acquired Fund's assets as of the date of execution of this Agreement.  The Acquired Fund reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is
permitted to invest.   The Acquiring Fund will, within a reasonable
time prior to the Closing Date, furnish the Acquired Fund with a statement of the Acquiring Fund's investment objectives, policies and restrictions and a list of the securities, if any, on the
Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment
objectives, policies and restrictions.   In the event that the
Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date.  In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such
investments as may be necessary to avoid violating such limitations as of the Closing Date.
1.3.	The Acquired Fund will endeavor to discharge all the
Acquired Fund's known liabilities and obligations prior to the
Closing Date.   Smith Barney Money Funds on behalf of the Acquiring
Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and
Liabilities of the Acquired Fund prepared by Van Kampen American
Capital Asset Management, Inc. ("VKACAM"), as of the Valuation Date
(as defined in paragraph 2.1), in accordance with generally
accepted accounting principles consistently applied from the prior
audited period.   Smith Barney Money Funds on behalf of the
Acquiring Fund shall assume only those liabilities of the Acquired
Fund reflected in that unaudited Statement of Assets and
Liabilities and shall not assume any other liabilities, whether absolute or contingent, not reflected thereon.
1.4.	As provided in paragraph 3.4, as soon after the Closing
Date as is conveniently practicable (the "Liquidation Date"), the
Acquired Fund will liquidate and distribute pro rata to the
Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"),
the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Shareholders of Class 1 and Class A shares of the Acquired Fund shall receive Class A Acquiring Fund Shares. Such liquidation and distribution will be accomplished by the transfer of the Acquiring
Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund's shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of Common Sense Trust, although share
certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date
as determined in accordance with paragraph 1.1.   Common Sense
Trust shall not issue certificates representing the Acquiring Fund
Shares in connection with such exchange.
1.5.	Ownership of Acquiring Fund Shares will be shown on the
books of the Acquiring Fund's transfer agent.   Acquiring Fund
Shares will be issued in the manner described in the Acquiring
Fund's current prospectus and statement of additional information.
1.6.	Any transfer taxes payable upon issuance of the Acquiring
Fund Shares in a name other than the registered holder of the
Acquired Fund shares on the books of Smith Barney  Funds as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.7.	Any reporting responsibility of the Acquired Fund is and
shall remain  the responsibility of Common Sense Trust up to and including the Closing Date.
2.	Valuation
2.1.	The value of the Acquired Fund's assets to be acquired by
the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE") noon on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then current prospectus or statement of additional information.
2.2.	The net asset value of Acquiring Fund Shares shall be the
net asset value per share computed as of 12:00 noon on the
Valuation Date, using the valuation procedures set forth in the
Acquiring Fund's then current prospectus or statement of additional information.
2.3.	All computations of value shall be made by VKACAM and SBMFM
in accordance with their regular practices as pricing agent, respectively, for the Acquired Fund and the Acquiring Fund.
3.	Closing and Closing Date
3.1.	The Closing Date shall be December 31, 1997, or such later
date as the parties may agree to in writing.   All acts taking
place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. at the offices of Smith Barney Inc., 388 Greenwich Street, New York, New York
10013, or at such other time and/or place as the parties may agree.
3.2.	The custodian for the Acquiring Fund (the "Custodian")
shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash and any other assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the
Closing Date and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities.
3.3.	In the event that on the Valuation Date (a) the NYSE or
another primary trading market for portfolio securities of the
Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted, (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring
Fund or the Acquired Fund is impracticable or (c) the net asset value of Class A shares of the Acquiring Fund or any class of the
Acquired Fund is other than $1.00, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been
restored or such net asset value is $1.00, as the case may be.
	3.4.	The Acquired Fund shall deliver at the Closing a list of
the names and addresses of the Acquired Fund's shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing, certified on
behalf of the Acquired Fund by its President.   The Acquiring Fund
shall issue and deliver a confirmation evidencing the Acquiring
Fund Shares to be credited to the Acquired Fund's account on the
Closing Date to the Secretary of Common Sense Trust, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund
Shares have been credited to the Acquired Fund's account on the
books of the Acquiring Fund.   At the Closing, each party shall
deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
4.	Representations and Warranties
	4.1.	Common Sense Trust represents and warrants to Smith Barney
Money Funds as follows:
(a)	The Acquired Fund is a portfolio of Common Sense Trust,
which is business trust, duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;
(b)	Common Sense Trust is a registered investment company
classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company
Act of 1940, as amended (the "1940 Act") is in full force and effect;


(c)	Common Sense Trust is not, and the execution, delivery
and performance of this Agreement on behalf of the Acquired Fund will not result, in a material violation of its Agreement and
Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Common
Sense Trust is a party or by which it is bound;
(d)	Common Sense Trust has no material contracts or other
commitments (other than this Agreement) which will be terminated with liability to Common Sense Trust prior to the Closing Date;
(e)	No material litigation or administrative proceeding or
investigation of or before any court or governmental body is presently pending or to its knowledge threatened against Common
Sense Trust with respect to the Acquired Fund or any of the
Acquired Fund's properties or assets, except as previously
disclosed to the Acquiring Fund. Common Sense Trust knows of no facts which might form the basis for the institution of such proceedings and neither Common Sense Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or Common Sense
Trust' ability on behalf of the Acquired Fund to consummate the transactions herein contemplated;
(f)	The Statement of Assets and Liabilities of the Acquired
Fund for the fiscal year ended October 31, 1996 has been audited by
Ernst & Young LLP, independent auditors, and is in accordance with generally accepted accounting principles consistently applied, and such statement (copies of which have been furnished to the
Acquiring Fund) fairly reflects the financial condition of the
Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein;
(g)	At the Closing Date, all federal and other tax returns
and reports of the Acquired Fund required by law then to have been filed by such dates shall have been filed, and all federal and other taxes shown as due on such returns shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(h)	For the most recent fiscal year of its operation, the
Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company;
(i)	All issued and outstanding shares of the Acquired Fund
are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of
Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The
Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the
Acquired Fund, nor is there outstanding any security convertible into any shares of the Acquired Fund;
(j)	At the Closing Date, the Acquired Fund will have good
and marketable title to its assets to be transferred to the
Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the
Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), other than as disclosed to the
Acquiring Fund;
(k)	The execution, delivery and performance of this
Agreement has been duly authorized by all necessary action on the part of Common Sense Trust's Board of Trustees and, subject to the approval of the Acquired Fund's shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this
Agreement will constitute a valid and binding obligation of Common
Sense Trust on behalf of the Acquired Fund, enforceable in
accordance with its terms, subject as to enforcement, to
bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;
(l)	The information to be furnished by the Acquired Fund
for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereof;
(m)	The proxy statement of Common Sense Trust on behalf of
the Acquired Fund (the "Proxy Statement") to be included in the
Registration Statement referred to in paragraph 5.7 (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing
Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.
	4.2.	Smith Barney Money Funds represents and warrants to Common
Sense Trust as follows:
(a)	The Acquiring Fund is a portfolio of Smith Barney Money
Funds, which is a corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland;
(b)	Smith Barney Money Funds is a registered investment
company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;
(c)	The current prospectus of and statement of additional
information of Smith Barney Money Funds conform in all material respects to the applicable requirements of the 1933 Act and the
1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or
necessary to make the statements therein, in light of the
circumstances under which they were made, not materially
misleading;
(d)	At the Closing Date, Smith Barney Money Funds will have
good and marketable title to the Acquiring Fund's assets;
(e)	Smith Barney Money Funds is not, and the execution,
delivery and performance of this Agreement on behalf of the
Acquiring Fund will not result, in a material violation of its
Articles of Incorporation or By-laws or of any agreement,
indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which Smith Barney Money Funds is a party or by which it is bound;
(f)	No material litigation or administrative proceeding or
investigation of or before any court or governmental body is presently pending or to its knowledge threatened against Smith
Barney Money Funds with respect to the Acquiring Fund or any of the Acquiring Fund's properties or assets, except as previously disclosed in writing to Common Sense Trust.  Smith Barney Money
Funds and the Acquiring Fund know of no facts which might form the basis for the institution of such proceedings and neither Smith
Barney Money Funds nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the
Acquiring Fund's business or Smith Barney Money Funds' ability on behalf of the Acquiring Fund to consummate the transactions
contemplated herein;
(g)	The Statement of Assets and Liabilities of the
Acquiring Fund for the fiscal year ended December 31, 1996 has been audited by KPMG Peat Marwick LLP, independent certified public accountants, and is in accordance with generally accepted
accounting principles consistently applied, and such statement
(copies of which have been furnished to the Acquired Fund) fairly reflects the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the
Acquiring Fund as of such dates not disclosed therein;
(h)	At the Closing Date, all federal and other tax returns
and reports of the Acquiring Fund required by law then to have been filed by such dates shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(i)	For the most recent fiscal year of its operation, the
Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Acquiring Fund intends to do so in the future;
(j)	At the date hereof, all issued and outstanding shares
of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, with no personal liability attaching to the ownership thereof. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the
Acquiring Fund, nor is there outstanding any security convertible into shares of the Acquiring Fund;
(k)	The execution, delivery and performance of this
Agreement has been duly authorized by all necessary action, if any, on the part of Smith Barney Money Funds' Board of Directors and, assuming due authorization, execution and delivery by the Acquired
Fund, this Agreement constitutes a valid and binding obligation of
Smith Barney Money Funds on behalf of the Acquiring Fund,
enforceable in accordance with its terms, subject as to
enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;
(l)	The Acquiring Fund Shares to be issued and delivered to
Common Sense Trust for the account of the Acquired Fund
Shareholders, pursuant to the terms of this Agreement, will at the
Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable with no personal
liability attaching to the ownership thereof;
(m)	The information to be furnished by the Acquiring Fund
for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;
(n)	The Proxy Statement to be included in the Registration
Statement (only insofar as it relates to the Acquiring Fund and
Smith Barney Money Funds) will, on the effective date of the
Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the
statements therein, in light of the circumstances under which such statements were made, not materially misleading; and
(o)	Smith Barney Money Funds, on behalf of the Acquiring
Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act, and to file notices with state securities commissions as it may deem appropriate in order to continue the Acquiring Fund's operations after the Closing Date.

5.	Covenants of the Acquired Fund, Common Sense Trust, the
Acquiring Fund and Smith Barney Money Funds
	5.1.	Smith Barney Money Funds on behalf of the Acquiring Fund
and Common Sense Trust on behalf of the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date.  It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and
distributions deemed advisable, in each case payable either in cash or in additional shares.
	5.2.	Common Sense Trust will call a meeting of Acquired Fund
shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
	5.3.	Common Sense Trust covenants that the Acquiring Fund Shares
to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.
	5.4.	Common Sense Trust will assist the Acquiring Fund in
obtaining such information as the Acquiring Fund reasonably
requests concerning the beneficial ownership of the Acquired Fund's shares.
	5.5.	Subject to the provisions of this Agreement, Common Sense
Trust on behalf the Acquired Fund and Smith Barney Money Funds on behalf of the Acquiring Fund each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
	5.6.	As promptly as practicable, but in any case within sixty
days after the Closing Date, Common Sense Trust shall furnish the
Acquiring Fund, in such form as is reasonably satisfactory to the
Acquiring Fund, a statement of the earnings and profits of the
Acquired Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Chairman and Treasurer or
Assistant Treasurer of the Acquired Fund.
	5.7.	Common Sense Trust will provide the Acquiring Fund with
information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy
Statement, referred to in paragraph 4.1(m), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

6.	Conditions Precedent to Obligations of Common Sense Trust in
respect of the Acquired Fund
	The obligations of Common Sense Trust to consummate the transactions provided for herein shall be subject, at its election, to the performance by Smith Barney Money Funds and the Acquiring
Fund of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions:
	6.1.	All representations and warranties of Smith Barney Money
Funds and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions
contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;
	6.2.	Smith Barney Money Funds on behalf of the Acquiring Fund
shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman and its Treasurer or Assistant Treasurer,
in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of Smith Barney Money Funds and the Acquiring Fund made in this Agreement are true and correct at and as of the Closing
Date, except as they may be affected by the transactions
contemplated by this Agreement; and
	6.3.	Common Sense Trust shall have received on the Closing Date
a favorable opinion from Sullivan & Cromwell, counsel to Smith
Barney Money Funds, dated as of the Closing Date, in a form reasonably satisfactory to Ronald A. Nyberg, Esq., Secretary of the Acquired Fund, covering the following points:
That (a) Smith Barney Money Funds is duly organized and validly existing under the laws of the State of Maryland; (b) Smith
Barney Money Funds is an open-end management investment company registered under the 1940 Act; (c) this Agreement, the Reorganization provided for hereunder and the execution of this Agreement have been duly authorized and approved by all requisite action of Smith Barney Money Funds, and this Agreement has been duly executed and delivered by Smith Barney Money Funds and is a valid and binding obligation of Smith Barney Money
Funds with respect to the Acquiring Fund enforceable in accordance with its terms against the assets of the Acquiring
Fund, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; and (d) the Class A Acquiring Fund
Shares to be issued to the Acquired Fund for distribution to its shareholders pursuant to this Agreement have been duly authorized and, subject to the receipt by Smith Barney Money
Funds on behalf of the Acquiring Fund of consideration equal to the net asset value thereof (but in no event less than the par value thereof), such Class A Acquiring Fund Shares, when issued in accordance with this Agreement, will be validly issued, fully paid and nonassessable.
	Such opinion may state that it is solely for the benefit of Common Sense Trust, its trustees and its officers. Such counsel may rely, as to matters governed by the laws of the State of Maryland, on an opinion of Maryland counsel.

7.	Conditions Precedent to Obligations of Smith Barney Money Funds
in Respect of the
	Acquiring Fund
	The obligations of Smith Barney Money Funds on behalf of the
Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by Common
Sense Trust of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the
following conditions:
	7.1.	All representations and warranties of Common Sense Trust
contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;
	7.2.	Common Sense Trust on behalf of the Acquired Fund shall
have delivered to the Acquiring Fund a statement of the Acquired
Fund's assets and liabilities, together with a list of the Acquired
Fund's portfolio securities showing the tax costs of such
securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;
	7.3.	Common Sense Trust shall have delivered to the Acquiring
Fund on the Closing Date a certificate executed in its name by its
Chairman and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the
Closing Date, to the effect that the representations and warranties of the Common Sense Trust and the Acquired Fund made in this
Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and
	7.4.	The Acquiring Fund shall have received on the Closing Date
a favorable opinion of Sullivan & Worcester,LLP, counsel to the
Common Sense Trust, in a form satisfactory to Christina T.  Sydor,
Esq., Secretary of Smith Barney Money Funds, covering the following points:
That (a) the Common Sense Trust is duly organized and validly existing under the laws of The Commonwealth of Massachusetts;
(b) Common Sense Trust is an open-end management investment
company registered under the 1940 Act; and (c) this Agreement, the Reorganization provided for hereunder and the execution of this Agreement have been duly authorized and approved by all requisite action of Common Sense Trust , and this Agreement has been duly executed and delivered by Common Sense Trust and is a valid and binding obligation of Common Sense Trust enforceable in accordance with its terms against the assets of the Acquired
Fund, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general
applicability relating to or affecting creditors' rights and to general equity principles.
	Such opinion may state that it is solely for the benefit of
Smith Barney Money Funds, its directors and its officers.  Such counsel may rely, as to matters governed by the laws of the State of Massachusetts, on an opinion of Massachusetts counsel.
		7.5	The Acquiring Fund shall have received on the Closing Date
a favorable opinion of Sullivan & Worcester, LLP, counsel to the Common Sense Trust, in a form satisfactory to Christina T. Sydor,
Esq., Secretary of Smith Barney Money Funds, substantially to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), U.S.
Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for Federal income tax purposes, upon consummation of the Reorganization:

				(1) the transfer of all or substantially all of the
Acquired Fund's assets in exchange for the Acquiring
Fund's shares and the assumption by the Acquiring
Fund of certain scheduled liabilities of the Acquired
Fund will constitute a "reorganization" within the
meaning of Section 368 (a)(1)(C) of the Code, and the
Acquiring Fund and the Acquired Fund are each a
"party to a reorganization" within the meaning of
Section 368(b) of the Code;

				(2) no gain or loss will be recognized by the
Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund's shares, and the assumption by the Acquiring Fund of certain scheduled liabilities in the Acquired Fund;

				(3) no gain or loss will be recognized by the
Acquired Fund upon the transfer of the Acquired
Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of certain scheduled liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund shares to the Acquired Fund's shareholders;

				(4) no gain or loss will be recognized by
shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Acquiring Fund shares and the assumption by the Acquiring Fund of certain scheduled liabilities of the Acquired Fund;

				(5) the aggregate tax basis of the Acquiring Fund
shares received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares surrendered in exchange therefor and, (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization), the holding period of the Acquiring Fund shares to be received by each Acquired Fund shareholder will include the period during which the shares of the Acquired Fund which are surrendered in exchange therefor were held by such shareholder;

				(6) the tax basis of the Acquired Fund's assets
acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund.

8.	Further Conditions Precedent to Obligations of the Acquired
Fund,  Common Sense Trust, the Acquiring Fund and Smith Barney
Money Funds
	If any of the conditions set forth below do not exist on or
before the Closing Date with respect to Smith Barney Money Funds on behalf of the Acquiring Fund, or the Acquired Fund, the other party to this Agreement shall, at its option, not be required to
consummate the transactions contemplated by this Agreement:
	8.1.	This Agreement and the transactions contemplated herein
shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of Common Sense Trust's Agreement and Declaration of
Trust and by-laws and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund.
Notwithstanding anything herein to the contrary, neither Smith
Barney Money Funds on behalf of the Acquiring Fund nor Common Sense
Trust on behalf of the Acquired Fund may waive the conditions set forth in this paragraph 8.1;
	8.2.	On the Closing Date, no action, suit or other proceeding
shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
	8.3.	All consents of other parties and all other consents,
orders and permits of federal and if applicable state and local, regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action"
positions of and exemptive orders from such federal and state authorities) deemed necessary by the Acquiring Fund or the Acquired
Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such
conditions;
	8.4.	The Registration Statement shall have become effective
under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or
contemplated under the 1933 Act;
	8.5.	The Acquired Fund shall have declared and paid a dividend
or dividends on the outstanding shares of the Acquired Fund, which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund all of the investment company taxable income of the Acquired Fund for all taxable years ending on or prior to the Closing Date. The dividend declared and paid by the Acquired Fund shall also include all of such fund's net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry forward);
9.	Brokerage Fees and Expenses
	9.1.	Smith Barney Money Funds on behalf of the Acquiring Fund
represents and warrants to the Acquired Fund, and Common Sense
Trust on behalf of the Acquired Fund hereby represents and warrants to Smith Barney Money Funds on behalf of the Acquiring Fund, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
	9.2.	(a)	Except as may be otherwise provided herein, Smith
Barney Inc. shall be liable for the expenses incurred in connection with entering into and carrying out the provisions of this
Agreement, including the expenses of: (i) counsel and independent accountants associated with the Reorganization; (ii) printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2 hereof; (iii) any special pricing fees associated with the valuation of the Acquired Funds or the
Acquiring Funds portfolio on the Closing Date; (iv) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the
Acquiring Fund Shares to be issued in the Reorganization; (v)
registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state
securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization.  The Acquired Fund shall be liable for: (i) all fees and expenses related to the liquidation of the Acquired Fund; and (ii) fees and expenses of the Acquired
Fund's custodian and transfer agent incurred in connection with the Reorganization. The Acquiring Fund shall be liable for any fees and expenses of the Acquiring Fund's transfer agent incurred in connection with the Reorganization.
	(b)	Consistent with the provisions of paragraph 1.3, the
Acquired Fund, prior to the Closing, shall pay for or include in the unaudited Statement of Assets and Liabilities prepared pursuant to paragraph 1.3 all of its known and reasonably estimated expenses associated with the transactions contemplated by this Agreement.
10.	Entire Agreement; Survival of Warranties
	10.1.	The parties hereto agree that no party has made any
representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the
parties.
	10.2.	The representations, warranties and covenants contained in
this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.
	11.	Termination
	11.1.	This Agreement may be terminated at any time prior to the
Closing Date by: (1) the mutual agreement of Common Sense Trust on behalf of the Acquired Fund and Smith Barney Money Funds on behalf of the Acquiring Fund; (2) Common Sense Trust in respect of the
Acquired Fund in the event that Smith Barney Money Funds in respect of the Acquiring Fund shall, or Smith Barney Money Funds in respect of the Acquiring Fund in the event that Common Sense Trust in respect of the Acquired Fund shall, materially breach any
representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (3) a condition herein expressed to be precedent to the obligations of the
terminating party has not been met and it reasonably appears that it will not or cannot be met.
	11.2.	In the event of any such termination, there shall be no
liability for damages on the part of either Common Sense Trust on behalf of the Acquired Fund or Smith Barney Money Funds on behalf of the Acquiring Fund or their respective directors or officers to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.2.
12.	Amendments
	This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Common Sense Trust and Smith Barney Money Funds;
provided, however, that following the meeting of the Acquired Fund shareholders called by Common Sense Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of
changing the provisions for determining the number of the Acquiring
Fund Shares to be issued to the Acquired Fund's shareholders under this Agreement to the detriment of such shareholders without their further approval.
13.	Notices
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to
Common Sense Trust, 2800 Post Oak Blvd. Houston, Texas 77056,
Attention: Secretary; or to Smith Barney Money Funds, 388 Greenwich
Street, New York, New York 10013, Attention: Secretary.
14.	Headings; Counterparts; Governing Law; Assignment;
Limitation of Liability
	14.1	The article and paragraph headings contained in this
Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
	14.2 	This Agreement may be executed in any number of
counterparts, each of which shall be deemed an original.
	14.3	This Agreement shall be governed by and construed in
accordance with the laws of the State of New York.
	14.4	This Agreement shall bind and inure to the benefit of the
parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
	14.5	It is expressly agreed that the obligations of Common Sense
Trust in respect of the Acquired Fund shall not be binding upon any of its Trustees, shareholders, nominees, officers, agents or employees personally, but bind only the trust property of the
Acquired Fund as provided in the trust instruments of Common Sense
Trust.  The execution and delivery of this Agreement has been authorized by the trustees of Common Sense Trust and this Agreement has been executed by authorized officers of Common Sense Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any
liability on any of them personally, but shall bind only the trust property of the Acquired Fund as provided in Common Sense Trust's
Agreement and Declaration of Trust.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman of the Board, President or Vice President and attested by its Secretary or Assistant Secretary.
Attest:

SMITH BARNEY
MONEY FUNDS, INC.
on behalf of the
CASH PORTFOLIO


	/s/  Christina T. Sydor
Name:	Christina T. Sydor
Title:	Secretary

By:	/s/  Heath B. McLendon
Name:	Heath B. McLendon
Title: 	Chairman of the Board and
	Chief Executive Officer

Attest:

COMMON SENSE TRUST
on behalf of the
COMMON SENSE MONEY MARKET FUND


Name:	/s/
Title:	Secretary
By:	/s/
Name:
Title:	Chairman of the Board





STATEMENT OF ADDITIONAL INFORMATION DATED, NOVEMBER 16, 1997

Acquisition Of The Assets Of

COMMON SENSE MONEY MARKET FUND
a separate investment portfolio of Common Sense Trust, One Parkview Plaza, Oakbrook, Illinois 60181, (800) 544-5445

By And In Exchange For Class A Shares Of

CASH PORTFOLIO
a separate investment portfolio of SMITH BARNEY MONEY FUNDS, INC., 388 Greenwich Street, New York, 10013, (800) 224-7523

This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of the Common Sense Money Market Fund of Common Sense Trust, (the "Acquired Fund")to the Cash Portfolio of Smith Barney Money Funds, Inc., (the "Acquiring Fund") in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of certain liabilities of the Acquired Fund, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

1.  Statement of Additional Information of Acquired Fund dated March
10, 1997.

2.  Statement of Additional Information of Acquiring Fund dated April
30, 1997.

3.  Annual Report of Acquired Fund for the year ended  October 31,
1996.

4.  Annual Report of  Acquiring Fund for the year ended December 31,
1996.

5. Semi-Annual Report of Acquired Fund for the six-month period ended April 30, 1997.

6. Semi-Annual Report of Acquiring Fund for the six-month period ended June 30, 1997.

This Statement of Additional Information is not a Prospectus. A Prospectus/Proxy Statement dated November 16, 1997, relating to the above-referenced matter may be obtained without charge by calling or writing either the Acquiring Fund or the Acquired Fund at the telephone numbers or addresses set forth above, by contacting a PFS Investments Registered Representative, or by calling toll-free 1-800-544-5445. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement dated November 16, 1997.

The date of this Statement of Additional Information is November 16,
1997.





PROSPECTUS OF SMITH BARNEY MONEY FUNDS, INC. - CASH PORTFOLIO DATED APRIL 30, 1997 IS INCORPORATED BY REFERENCE TO POST-EFFECTIVE
AMENDMENT NO. 49 TO THE SMITH BARNEY FUNDS, INC. REGISTRATION
STATEMENT ON FORM N-1A FILED ON APRIL 23, 1997.
REFERENCE NOS. 2-51301, 811-2490
ACCESSION NUMBER: 91155-97-000209

STATEMENT OF ADDITIONAL INFORMATION OF COMMON SENSE TRUST DATED MARCH 10, 1997 IS INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 18 TO THE COMMON SENSE TRUST REGISTRATION STATEMENT ON FORM N-1A FILED ON FEBRUARY 28, 1997.
REFERENCE NOS. 33-11716, 811-5018
ACCESSION NUMBER: 950124-97-1280

STATEMENT OF ADDITIONAL INFORMATION OF SMITH BARNEY MONEY FUNDS, INC. DATED APRIL 30, 1997 IS INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 49 TO THE SMITH BARNEY FUNDS, INC. REGISTRATION
STATEMENT ON FORM N-1A FILED ON APRIL 23, 1997.
REFERENCE NOS. 2-51301, 811-2490
ACCESSION NUMBER. 91155-97-000209

ANNUAL REPORT OF COMMON SENSE TRUST - COMMON SENSE MONEY MARKET FUND FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996 FILED ON DECEMBER 30, 1996. ACCESSION NUMBER: 950131-96-6496

ANNUAL REPORT OF SMITH BARNEY MONEY FUNDS, INC. - CASH PORTFOLIO FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996.
ACCESSION NUMBER: 91155-97-000081

SEMI-ANNUAL REPORTS OF COMMON SENSE TRUST - COMMON SENSE MONEY MARKET FUND FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 1997 FILED ON JULY 2, 1997 AND JULY 8, 1997.
ACCESSION NUMBERS: 950131-97-4273  AND 950131-97-4329

SEMI-ANNUAL REPORT OF SMITH BARNEY MONEY FUNDS, INC. -CASH PORTFOLIO FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 1997
ACCESSION NUMBER: 91155-97-000384




	PART C

	OTHER INFORMATION

Item 15.		Indemnification

Reference is made to Article SEVENTH of Registrant's Articles of Incorporation for a complete statement of its terms.

Subparagraph (9) of Article SEVENTH provides: "Anything herein contained to the contrary notwithstanding, no officer or director of the corporation shall be indemnified for any liability to the registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assured include Smith Barney Mutual Funds Management Inc. (Registrant's Manager) and affiliated investment companies.

Item 16.	Exhibits

	(1)	(a)	Articles Supplementary to the Articles of
Incorporation dated November 7, 1985, January 30,
1984, August 12, 1980 and May 8, 1980 are
incorporated by reference to Exhibits (a) through
(d) to Post-Effective Amendment No. 32.

		(b)	Articles Supplementary to the Articles of
Incorporation dated December 5, 1990 and Articles of
Amendment dated April 19, 1991 are incorporated by reference to Exhibit 1(b) and (c) to Post-Effective
Amendment No. 35.

		(c)	Articles of Amendment to the Articles of
Incorporation dated October 28,1992 and Articles
Supplementary to the Articles of Incorporation dated
December 8, 1992 are incorporated by reference to
Exhibit 1(c) and (d) to Post-Effective Amendment No.
41.

		(d)	Certificate of Correction dated July 15, 1994
(filed herewith).

		(e)	Articles Supplementary to the Articles of
Incorporation dated July 19, 1994 (filed herewith).

		(f)	Articles of Amendment to Articles of
Incorporation dated November 3,1994 (filed herewith).

		(g)	Articles Supplementary to Articles of
Incorporation dated November 3, 1994 (filed herewith).

		(h)	Articles Supplementary to Articles of
Incorporation dated November 3, 1994(filed herewith).

		(i)	Articles Supplementary to Articles of
Incorporation dated January 16, 1996 (filed herewith).

	(2)	Restated Bylaws (filed herewith).

	(3)	Not applicable.

	(4)	Form of Agreement and Plan of Reorganization (filed
herewith as Exhibit A to Registrant's
Prospectus/Proxy Statement).

	(5)	Specimen Stock Certificate for shares of common
stock of the Cash Portfolio, a portfolio of the Registrant, is incorporated by reference to Exhibit
4(a) to Post-Effective Amendment No. 32.

	(6)	Management Agreement for the Cash Portfolio is
incorporated by reference to Exhibit 5(b) to Post-
Effective Amendment No. 44.

	(7)	Underwriting Agreement is incorporated by reference
to Exhibit 6 to Post-Effective Amendment No. 32.

	(8)	Not applicable.

	(9)	(a) Custodian Agreement is incorporated by reference
to Exhibit 8 to Post-Effective Amendment No. 32.

		(b) Form of Transfer Agency Agreement is incorporated by reference to Exhibit 8 to Post-
Effective Amendment No. 49.

	(10)	Plan of Distribution Pursuant to Rule 12b-1 of Smith
Barney Money Funds, Inc. is incorporated by reference to Exhibit 15(a) to Post-Effective
Amendment No. 44.

	(11)	Opinion and Consent of Sullivan & Cromwell with
respect to validity of shares of the Registrant
(filed herewith)

	(12)	Opinion and Consent of Sullivan & Worcester with
respect to certain tax matters (filed herewith)

	(13)	Not Applicable

	(14)(a)	 Consent of KPMG Peat Marwick L.L.P. (filed
herewith)
	      (b)	 Consent of Ernst & Young LLP (filed herewith)

	(15)	Not Applicable.

	(16)	Power of Attorney (filed herewith).

	(17)	(a)	Form of Proxy Card (filed herewith)

		(b)	Registrant's Declaration pursuant to Rule 24f-
2 is incorporated by reference to its initial
Registration Statement.



Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to the initial bona fide offering of them.

	SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, SMITH BARNEY MONEY FUNDS, INC. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 17th day of October, 1997.

		            		SMITH BARNEY MONEY FUNDS, INC.


				By:  \s\ Heath B. McLendon
             				Heath B. McLendon
				Chief Executive Officer

	KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Heath B. McLendon, Christina T. Sydor and Robert A. Vegliante , and each and any one of them, his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



Signature				Title			Date

\s\ Heath B. McLendon		Chairman of the Board,	October 17, 1997
Heath B. McLendon		Chief Executive Officer


\s\ Lewis E. Daidone  		Senior Vice President and	  October 17, 1997
Lewis E. Daidone		Treasurer (Chief Financial
				and Accounting Officer)

/s/Joseph H. Fleiss		Director			October 17, 1997
Joseph H. Fleiss

/s/Donald R. Foley		Director			October 17, 1997
Donald R. Foley

/s/Paul Hardin			Director			October 17, 1997
Paul Hardin

/s/Roderick C. Rasmussen	Director				October 17, 1997
Roderick C. Rasmussen

/s/John P. Toolan 		Director			October 17, 1997
John P. Toolan




EXHIBIT INDEX

EXHIBIT NUMBER   	DESCRIPTION

(1) (d)*	Certificate of Correction dated July 15, 1994

(1)(e)*	Articles Supplementary to the Articles of
Incorporation dated July 19, 1994

(1)(f)*	Articles of Amendment to Articles of Incorporation
dated November 3,1994

(1)(g)*	Articles Supplementary to Articles of Incorporation
dated November 3, 1994

(1)(h)*	Articles Supplementary to Articles of Incorporation
dated November 3, 1994

(1)(i)*	Articles Supplementary to Articles of Incorporation
dated January 16, 1996

(2)*	Restated By-Laws

(4)*	Plan of Reorganization (included as Exhibit A to
Registrant's Prospectus/Proxy Statement contained in
Part A of this Registration Statement).

(11)*	Opinion and Consent of Sullivan & Cromwell with
respect to validity of shares of the Registrant.

(12)*	Opinion and Consent of Sullivan & Worcester with
respect to certain tax matters.

(14)(a)*	Consent of KPMG Peat Marwick LLP
      (b)*	Consent of Ernst & Young LLP

(16)*	Power of Attorney (included as part of Signature
Page to this Registration 	Statement)

(17) (a)*  Form of Proxy Card.



* Filed herewith.